Income taxes (Schedule of Reconciliation Theoretical Income Tax Expense to Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (64,853)	$ (14,610)	$ (33,379)
Statutory tax rate	23.00%	23.00%	23.00%	24.00%	25.00%
Theoretical tax benefit	$ 14,916	$ 3,360	$ 7,677
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(4,474)	(2,558)	(4,872)
Effect of entities with different tax rates	(28)	(47)	38
Non-deductible expenses	(11,501)	(2,964)	(3,015)
Impact of different tax rate on temporary differences	(462)	(119)	0
Excess tax benefit on stock based compensation	1,562	2,178	4
Other	(172)	(50)	8
Effective income taxes	$ (159)	$ (200)	$ (160)